Fees Summary	Apr. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 790,000
Previously Paid Amount	0.00
Total Fee Amount	109.10
Total Offset Amount	0.00
Net Fee	109.10
Narrative - Max Aggregate Offering Price	$ 790,000
Final Prospectus	true